ASSETS HELD FOR SALE AND DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale and Discontinued Operations [Abstract]
Schedule Of Non-Current Assets Held For Sale And Discontinued Operations
At December 31, 2025, the carrying amounts of the assets and liabilities of the Brazil Operations classified as held for sale were as follows:

Assets held for sale
Cash and cash equivalents(1)	$22,649
Trade and other receivables(1)	17,190
Inventories	123,065
Mineral properties, plant and equipment	725,106
Deferred income tax assets	8,226
Other assets	32,096
928,332
Liabilities relating to assets held for sale
Accounts payable and accrued liabilities(1)	146,849
Reclamation and closure cost provisions	54,644
Deferred income tax liabilities	2,178
Other liabilities	27,004
230,675
Net assets held for sale	$697,657
(1)    The financial assets and financial liabilities of the Brazil Operations classified as held for sale at December 31, 2025 are principally measured at amortized cost.

Schedule Of Cash Flows Of The Discontinued Operation
The following tables present significant information about the results and cash flows of the Brazil Operations for the years ended December 31, 2025 and 2024:

	2025	2024
Revenue	$891,941	$601,280
Operating expense	(432,636)	(392,665)
Depreciation and depletion	(160,776)	(110,691)
Other operating expenses	(9,301)	(11,664)
Income from operations	289,228	86,260
Finance expense	(6,390)	(4,079)
Finance income	876	991
Other (expense) income	(2,491)	13,599
Income before income taxes	281,223	96,771
Income tax expense	(40,891)	(17,778)
Net income from discontinued operations	$240,332	$78,993

Net income per share - discontinued operations
Basic	$0.38	$0.20
Diluted	0.38	0.17

	2025	2024
Cash provided by (used in):
Operating activities	$421,285	$222,244
Investing activities	(141,085)	(107,726)
Financing activities	(10,940)	(6,557)